Shareholders' Equity Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income Reflected in Consolidated Statements of Permanent Equity
The cumulative amounts of the components of accumulated other comprehensive income reflected in the accompanying Consolidated Statements of Shareholders’ Equity, as of September 30, 2017, 2016 and 2015, were as follows:

	Unrealized Investment Gains, net	Non-credit Related Other-than- temporary Impairments	Other Unrealized Gains (Losses) — Cash Flow Hedges	Actuarial Adjustments to Pension Plans	Cumulative Translation Adjustments	Total
Cumulative components at September 30, 2017:
Gross amounts (after reclassification adjustments)	$1,134.9	$(2.4)	$(35.4)	$(58.7)	$(135.1)	$903.3
Intangible assets adjustments	(298.9)	0.4	—	—	—	(298.5)
Tax effects	(291.6)	0.2	9.5	3.6	3.5	(274.8)
Noncontrolling interest	(106.5)	—	10.1	21.5	53.9	(21.0)
	$437.9	$(1.8)	$(15.8)	$(33.6)	$(77.7)	$309.0
Cumulative components at September 30, 2016:
Gross amounts (after reclassification adjustments)	$940.5	$(2.4)	$7.0	$(87.7)	$(164.2)	$693.2
Intangible assets adjustments	(258.6)	0.4	—	—	—	(258.2)
Tax effects	(237.1)	0.2	(3.8)	12.1	3.5	(225.1)
Noncontrolling interest	(86.0)	—	(1.7)	30.4	68.3	11.0
	$358.8	$(1.8)	$1.5	$(45.2)	$(92.4)	$220.9
Cumulative components at September 30, 2015:
Gross amounts (after reclassification adjustments)	$147.2	$(1.0)	$(3.0)	$(48.4)	$(155.7)	$(60.9)
Intangible assets adjustments	(0.3)	0.4	—	—	—	0.1
Tax effects	(51.4)	0.2	(0.9)	1.3	3.5	(47.3)
Noncontrolling interest	(17.4)	—	1.3	18.6	64.9	67.4
	$78.1	$(0.4)	$(2.6)	$(28.5)	$(87.3)	$(40.7)

Schedule of Shares of Common Stock Repurchased [Table Text Block]

	Shares repurchased	Weighted-Average Price per Share	Amount Repurchased
Cumulative balance through September 30, 2017 (a)	6,900	$12.71	$87.7
Cumulative balance through September 30, 2016 (a)	6,900	$12.71	$87.7
Cumulative balance through September 30, 2015 (a)	6,900	$12.71	$87.7